================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM 13F

                               -----------------

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2011

Check here if Amendment [_]; Amendment Number:

       This Amendment (Check only one.):  [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

             Name:     Selz Capital LLC
             Address:  1370 Avenue of the Americas (24/th/ Floor)
                       New York, NY 10019

Form 13F File Number: 28-10873

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                            Name:   Bernard Selz
                            Title:  Managing Member
                            Phone:  (212) 554-5077

Signature, Place, and Date of Signing:

     /s/ Bernard Selz            New York, NY                10/18/11
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                         Form 13F File Number    Name

                         28-                     None

                         [Repeat as necessary.]

================================================================================

                             FORM 13F SUMMARY PAGE

Report Summary:

            Number of Other Included Managers:       - 0 -

            Form 13F Information Table Entry Total:  46

            Form 13F Information Table Value Total:  259,839
                                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                        No.  Form 13F File Number  Name

                             28-                   NONE

                        [Repeat as necessary.]

SELZ CAPITAL, LLC
File Number: 028-10873
                                                                                                          COLUMN 8
                                                                                                      VOTING AUTHORITY
                                                                         COLUMN 5                --------------------------
                                                             COLUMN 4     SHARES/      COLUMN 6
COLUMN 1                           COLUMN 2        COLUMN 3   VALUE     PRN AMOUNT/   INVESTMENT
NAME OF ISSUER                  TITLE OF CLASS      CUSIP    (X$1000)    PUT-CALL     DISCRETION   SOLE    SHARED   NONE
--------------                -------------------- --------- -------- --------------- ---------- --------- ------ ---------
ASSURED GUARANTY LTD......... COM                  G0585R106  14,397   1,310,000 SH      SOLE      432,000   --     878,000
COSTAMARE INC................ SHS                  Y1771G102   5,558     450,000 SH      SOLE      102,000   --     348,000
ALLIANCE HOLDINGS GP LP...... COM UNITS LP         01861G100   1,408      32,000 SH      SOLE        6,000   --      26,000
ALLIANCE RES PARTNER L P..... UT LTD PART          01877R108  18,226     278,000 SH      SOLE       98,000   --     180,000
ANNALY CAP MGMT INC.......... NOTE 4.0% 2/15/15    035710AA0   2,293   2,000,000 PRN     SOLE    1,000,000   --   1,000,000
ANNALY CAP MGMT INC.......... COM                  035710409  12,855     773,000 SH      SOLE      208,000   --     565,000
ATLAS ENERGY LP.............. COM UNITS LP         04930A104   2,712     146,045 SH      SOLE       45,000   --     101,045
BOARDWALK PIPELINE PARTNERS.. UT LTD PARTNER       096627104   5,128     200,000 SH      SOLE       58,000   --     142,000
CYS INVTS INC................ COM                  12673A108   1,209     100,000 SH      SOLE       34,000   --      66,000
CENTRAL EUROPEAN DIST CORP... NOTE 3.0% 3/15/13    153435AA0   9,179  13,400,000 PRN     SOLE    4,580,000   --   8,820,000
COEUR D ALENE MINES CORP IDA. COM NEW              192108504   6,432     300,000 SH      SOLE      108,000   --     192,000
COPANO ENERGY L L C.......... COM UNITS            217202100   8,943     300,000 SH      SOLE       92,000   --     208,000
CREXUS INVT CORP............. COM                  226553105   5,923     667,000 SH      SOLE      213,000   --     454,000
CROSSTEX ENERGY L P.......... COM                  22765U102   2,595     160,000 SH      SOLE       56,000   --     104,000
ENERGY TRANSFER PRTNRS L P... UNIT LTD PARTN       29273R109   3,855      94,000 SH      SOLE       28,000   --      66,000
FERRO CORP................... NOTE 6.5% 8/15/13    315405AL4   9,747  10,100,000 PRN     SOLE    3,010,000   --   7,090,000
FLAMEL TECHNOLOGIES SA....... SPONSORED ADR        338488109   2,500     599,500 SH      SOLE      161,000   --     438,500
FLOW INTL CORP............... COM                  343468104   1,691     765,000 SH      SOLE      315,000   --     450,000
GENESIS ENERGY L P........... UNIT LTD PARTN       371927104   6,053     250,000 SH      SOLE       53,000   --     197,000
GOLDCORP INC NEW............. COM                  380956409   1,381      30,000 SH      SOLE           --   --      30,000
ICONIX BRAND GROUP INC....... NOTE 1.875% 6/30/12  451055AB3  11,790  12,000,000 PRN     SOLE    3,240,000   --   8,760,000
ICONIX BRAND GROUP INC....... COM                  451055107   4,977     315,000 SH      SOLE      115,000   --     200,000
ICAHN ENTERPRISES LP/CORP.... FRNT 8/15/13         451102AB3   3,715   4,000,000 PRN     SOLE    1,440,000   --   2,560,000
IMPERIAL HLDGS INC........... COM                  452834104     120      50,000 SH      SOLE           --   --      50,000
INERGY L P................... UNIT LTD PTNR        456615103   3,528     141,000 SH      SOLE       39,000   --     102,000
ISHARES SILVER TRUST......... ISHARES              46428Q109   8,673     300,000 SH      SOLE      108,000   --     192,000
ISHARES TR................... RUSSELL 2000         464287655   3,432       3,400 PUT     SOLE        1,255   --       2,145
KKR FINANCIAL HLDGS LLC...... NOTE 7.0% 7/15/12    48248AAB4   2,050   2,000,000 PRN     SOLE      540,000   --   1,460,000
KKR FINANCIAL HLDGS LLC...... COM                  48248A306   7,764   1,045,000 SH      SOLE      370,000   --     675,000
KIMBER RES INC............... COM                  49435N101     226     170,000 SH      SOLE       90,000   --      80,000
KINDER MORGAN MANAGEMENT LLC. SHS                  49455U100   6,715     114,415 SH      SOLE       37,000   --      77,415
MBIA INC..................... COM                  55262C100   1,156     159,000 SH      SOLE       99,000   --      60,000
MACQUARIE INFRASTR CO LLC.... MEMBERSHIP INT       55608B105  14,698     655,000 SH      SOLE      377,000   --     278,000
MAGELLAN MIDSTREAM PRTNRS LP. COM UNIT RP LP       559080106  13,590     225,000 SH      SOLE       71,000   --     154,000
MCMORAN EXPLORATION CO....... COM                  582411104   3,972     400,000 SH      SOLE      148,000   --     252,000
MYLAN INC.................... COM                  628530107     408      24,000 SH      SOLE       24,000   --          --
NUSTAR GP HOLDINGS LLC....... UNIT RESTG LLC       67059L102   8,922     291,000 SH      SOLE       84,000   --     207,000
RESOURCE CAP CORP............ COM                  76120W302   5,400   1,080,000 SH      SOLE      382,000   --     698,000
RHINO RESOURCE PARTNERS LP... COM UNIT REPST       76218Y103   1,659      94,000 SH      SOLE       28,000   --      66,000
SPDR GOLD TRUST.............. GOLD SHS             78463V107   7,643       2,101 CALL    SOLE          761   --       1,340
SPDR GOLD TRUST.............. GOLD SHS             78463V107   4,742      30,000 SH      SOLE       10,800   --      19,200
SCHWEITZER-MAUDUIT INTL INC.. COM                  808541106     648      11,600 SH      SOLE        5,200   --       6,400
TWO HBRS INVT CORP........... COM                  90187B101   6,358     720,000 SH      SOLE      250,000   --     470,000
VICOR CORP................... COM                  925815102   1,663     190,000 SH      SOLE       67,000   --     123,000
WILLIAMS PARTNERS L P........ COM UNIT L P         96950F104   3,623      66,800 SH      SOLE       25,000   --      41,800
YAMANA GOLD INC.............. COM                  98462Y100  10,282     746,500 SH      SOLE      252,500   --     494,000
                                                             -------
                                                             259,839
                                                             =======